Consolidated Statements of Operations (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Dec. 31, 2013	Dec. 31, 2012
Income Statement [Abstract]
Revenue	$ 1,957,040	$ 1,385,275	$ 6,626,943	$ 4,954,239
Cost of sales	649,533	576,102	2,698,364	2,150,379
Gross profit	1,307,507	809,173	3,928,579	2,803,860
Operating expenses:
General and administrative	1,844,140	1,574,592	6,460,800	6,287,774
Sales and marketing	160,867	94,169	380,835	981,542
Total operating expenses	2,005,007	1,668,761	6,841,635	7,269,316
Loss from operations	(697,500)	(859,588)	(2,913,056)	(4,465,456)
Other income (expense):
Interest expense	(9,017)	(15,466)	(63,404)	(115,799)
Loss on exchange of warrants and debt	0	(732)	(94,214)	(802,123)
Change in fair value of derivatives and notes payable carried at fair value, net	135,601	(8,124)	(251,847)	711,379
Other income (expense), net	1,605	80	529	(639)
Total other income (expense)	128,189	(24,242)	(408,936)	(207,182)
Net loss	$ (569,311)	$ (883,830)	$ (3,321,992)	$ (4,672,638)
Weighted average common shares outstanding – basic and diluted (shares)	37,135,738	6,811,654	12,400,366	4,736,073
Loss per common share – basic and diluted (per share)	$ (0.02)	$ (0.13)	$ (0.27)	$ (0.99)